Principal accounting policies - Derivative financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2019 DerivativeFinancialInstrument	Dec. 31, 2018 DerivativeFinancialInstrument
Accounting Policies [Abstract]
Fair value loss recognized | $	$ 10,190
Derivative financial instrument | DerivativeFinancialInstrument		0	0